Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 27, 2017
Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 27, 2017
Prospectus Date	rr_ProspectusDate	Dec. 29, 2017
ALPS DISRUPTIVE TECHNOLOGIES ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION ALPS DISRUPTIVE TECHNOLOGIES ETF (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of its underlying index, the Indxx Disruptive Technologies Index (ticker symbol IDTEC) (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover to report.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Underlying Index. The Underlying Index utilizes a rules-based methodology developed by Indxx, LLC (the “Index Provider”), which is designed to identify the companies using disruptive technologies in each of ten thematic areas: Healthcare Innovation, Internet of Things, Clean Energy and Smart Grid, Cloud Computing, Data and Analytics, FinTech, Robotics and Artificial Intelligence, Cybersecurity, 3D Printing, and Mobile Payments (each a “Theme” and together, the “Themes”). Companies using disruptive technologies are those that are entering traditional markets with new digital forms of production and distribution, seek to disrupt an existing market and value network, displace established market-leading firms, products and alliances and increasingly gain market share.

The Underlying Index is compiled by the Index Provider and may be comprised of U.S. and non-U.S. companies, including foreign and emerging markets companies. In order to be eligible for inclusion in the Underlying Index’s Index Universe, a company’s stock must be traded on one or more major global securities exchanges, have a minimum market capitalization of at least $500 million, and have a six month minimum average daily trading volume of $2 million, and the company must derive a minimum of 50% of its revenue from a single Theme. All equity securities meeting the above criteria are selected for inclusion in the Index Universe.

From the Index Universe, the Underlying Index methodology selects ten stocks in each Theme according to proprietary quantitative and qualitative factors. The eligible stocks that are selected for inclusion in the Index’s portfolio are equally weighted.

The Underlying Index is reconstituted annually on the third Friday of September and rebalanced quarterly. The Index Provider will review the Themes every three years for inclusion in the Index Methodology based on a proprietary, rules-based research process. The particular Themes, as well as the number of Themes, included in the Index Methodology are subject to change in the Index Provider’s discretion based on such review.

The Fund will invest at least 80% of its net assets in securities that comprise the Underlying Index.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Common Stock Risk. Common stock held by the Fund may fall in value due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk. In addition, common stock generally has greater price volatility than fixed income securities.

Disruptive Technology Risk. Companies that the Index Provider believes are developing disruptive technologies may not in fact do so or may not be able to capitalize on those technologies. Companies that develop disruptive technologies may face political, legal or regulatory challenges. Such companies may also be exposed to risks applicable to industries or sectors other than the disruptive technology Theme for which they are chosen and may underperform relative to other companies that are also focused on a particular Theme.

Micro-Capitalization Company Risk. Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Large Capitalization Company Risk. The large capitalization companies in which the Fund invests may underperform other segments of the equity market or the equity market as a whole.

Concentration Risk. The Fund seeks to track the Underlying Index, which itself may have concentration in certain regions, economies, countries, markets, industries or sectors. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, less liquidity generally, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Finally, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments; may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have economies based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events.

Growth Investment Risk. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Underlying Index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cash flows or operational inefficiencies.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Fluctuation of Net Asset Value. The net asset value (“NAV”) of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Index Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index.

New Fund Risk. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index and a benchmark index selected for the Fund. Updated performance information, when available, will be available online at www.alpsfunds.com or by calling 866.759.5679.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Underlying Index and a benchmark index selected for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced investment operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
ALPS DISRUPTIVE TECHNOLOGIES ETF | ALPS DISRUPTIVE TECHNOLOGIES ETF SHARES
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTEC
Management fees	rr_ManagementFeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.50%
One Year	rr_ExpenseExampleYear01	$ 51
Three Years	rr_ExpenseExampleYear03	$ 160

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund's net assets.